UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2011




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA VALUE FUND
APRIL 30, 2011

                                                                      (Form N-Q)

48493-0611                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA VALUE FUND
April 30, 2011 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            COMMON STOCKS (95.7%)

            CONSUMER DISCRETIONARY (9.5%)
            -----------------------------
            APPAREL RETAIL (1.0%)
    97,200  Limited Brands, Inc.                                       $     4,001
   141,900  Men's Wearhouse, Inc.                                            3,957
                                                                       -----------
                                                                             7,958
                                                                       -----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.7%)
   151,600  Hanesbrands, Inc.*                                               4,929
                                                                       -----------
            AUTO PARTS & EQUIPMENT (0.8%)
   257,900  American Axle & Manufacturing Holdings, Inc.*                    3,301
   100,400  Gentex Corp.                                                     3,148
                                                                       -----------
                                                                             6,449
                                                                       -----------
            CASINOS & GAMING (0.7%)
   281,700  International Game Technology                                    4,983
                                                                       -----------
            HOME IMPROVEMENT RETAIL (0.6%)
   125,900  Home Depot, Inc.                                                 4,676
                                                                       -----------
            HOMEFURNISHING RETAIL (0.2%)
    58,450  Aaron's, Inc.                                                    1,683
                                                                       -----------
            HOTELS, RESORTS, & CRUISE LINES (1.5%)
   213,000  Carnival Corp.                                                   8,109
    84,200  Royal Caribbean Cruises Ltd.*                                    3,353
                                                                       -----------
                                                                            11,462
                                                                       -----------
            HOUSEHOLD APPLIANCES (2.4%)
   208,300  Stanley Black & Decker, Inc.                                    15,133
    37,100  Whirlpool Corp.                                                  3,197
                                                                       -----------
                                                                            18,330
                                                                       -----------
            HOUSEWARES & SPECIALTIES (0.2%)
    81,600  Newell Rubbermaid, Inc.                                          1,555
                                                                       -----------
            LEISURE PRODUCTS (0.4%)
   112,300  Brunswick Corp.                                                  2,624
                                                                       -----------
            PUBLISHING (0.5%)
    26,300  John Wiley & Sons, Inc. "A"                                      1,339
    88,400  Valassis Communications, Inc.*                                   2,549
                                                                       -----------
                                                                             3,888
                                                                       -----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
    92,500  Service Corp. International                                      1,089
                                                                       -----------
            SPECIALTY STORES (0.4%)
   131,100  Cabela's, Inc.*                                                  3,348
                                                                       -----------
            Total Consumer Discretionary                                    72,974
                                                                       -----------

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1  | USAA Value Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            CONSUMER STAPLES (6.8%)
            -----------------------
            DISTILLERS & VINTNERS (0.8%)
    75,600  Diageo plc ADR                                             $     6,152
                                                                       -----------
            DRUG RETAIL (0.8%)
   149,900  Walgreen Co.                                                     6,404
                                                                       -----------
            TOBACCO (5.2%)
   260,800  Altria Group, Inc.                                               7,000
   138,700  Imperial Tobacco Group plc ADR                                   9,834
    42,400  Lorillard, Inc.                                                  4,515
   207,300  Philip Morris International, Inc.                               14,395
   103,000  Reynolds American, Inc.                                          3,822
                                                                       -----------
                                                                            39,566
                                                                       -----------
            Total Consumer Staples                                          52,122
                                                                       -----------
            ENERGY (10.6%)
            --------------
            INTEGRATED OIL & GAS (8.3%)
   163,300  BP plc ADR                                                       7,535
    40,600  Chevron Corp.                                                    4,443
   201,800  ConocoPhillips                                                  15,928
   233,000  Marathon Oil Corp.                                              12,591
    75,600  Murphy Oil Corp.                                                 5,858
   146,500  Occidental Petroleum Corp.                                      16,743
                                                                       -----------
                                                                            63,098
                                                                       -----------
            OIL & GAS DRILLING (0.7%)
   152,500  SeaDrill Ltd.                                                    5,437
                                                                       -----------
            OIL & GAS STORAGE & TRANSPORTATION (1.6%)
   428,300  Spectra Energy Corp.(a)                                         12,438
                                                                       -----------
            Total Energy                                                    80,973
                                                                       -----------
            FINANCIALS (20.1%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.8%)
    60,800  Ameriprise Financial, Inc.                                       3,773
   152,600  Janus Capital Group, Inc.                                        1,857
   183,400  State Street Corp.                                               8,538
                                                                       -----------
                                                                            14,168
                                                                       -----------
            CONSUMER FINANCE (6.4%)
   264,600  American Express Co.                                            12,987
   321,400  Capital One Financial Corp.                                     17,590
   246,100  Discover Financial Services                                      6,113
   761,500  SLM Corp.*                                                      12,633
                                                                       -----------
                                                                            49,323
                                                                       -----------
            DIVERSIFIED BANKS (1.4%)
   361,300  Wells Fargo & Co.                                               10,517
                                                                       -----------
            INSURANCE BROKERS (0.7%)
   131,900  Willis Group Holdings Ltd. plc                                   5,450
                                                                       -----------
            LIFE & HEALTH INSURANCE (0.4%)
    41,000  Torchmark Corp.                                                  2,744
                                                                       -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (4.0%)
   758,159  Bank of America Corp.                                            9,310
 2,355,000  Citigroup, Inc.*                                                10,810
   222,800  JPMorgan Chase & Co.                                            10,166
                                                                       -----------
                                                                            30,286
                                                                       -----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            PROPERTY & CASUALTY INSURANCE (1.0%)
    41,600  AXIS Capital Holdings Ltd.                                 $     1,471
    29,100  Chubb Corp.                                                      1,897
    10,600  ProAssurance Corp.*                                                704
   146,200  XL Group plc                                                     3,570
                                                                       -----------
                                                                             7,642
                                                                       -----------
            REGIONAL BANKS (3.2%)
   343,300  Fifth Third Bancorp                                              4,556
   224,000  PNC Financial Services Group, Inc.                              13,964
    78,300  Prosperity Bancshares, Inc.                                      3,590
 1,061,800  Synovus Financial Corp.(a)                                       2,654
                                                                       -----------
                                                                            24,764
                                                                       -----------
            REITs - MORTGAGE (0.3%)
   129,700  Annaly Capital Management, Inc.                                  2,314
                                                                       -----------
            REITs - RESIDENTIAL (0.5%)
    28,500  Essex Property Trust, Inc.                                       3,861
                                                                       -----------
            THRIFTS & MORTGAGE FINANCE (0.4%)
   177,400  New York Community Bancorp, Inc.                                 2,945
                                                                       -----------
            Total Financials                                               154,014
                                                                       -----------
            HEALTH CARE (12.3%)
            -------------------
            HEALTH CARE DISTRIBUTORS (0.7%)
    81,900  Cardinal Health, Inc.                                            3,578
    51,000  Patterson Companies, Inc.                                        1,770
                                                                       -----------
                                                                             5,348
                                                                       -----------
            HEALTH CARE EQUIPMENT (2.4%)
   162,200  Baxter International, Inc.                                       9,229
   211,700  Medtronic, Inc.                                                  8,839
                                                                       -----------
                                                                            18,068
                                                                       -----------
            HEALTH CARE FACILITIES (0.4%)
   122,200  HealthSouth Corp.*                                               3,132
                                                                       -----------
            HEALTH CARE SERVICES (0.6%)
   146,200  Omnicare, Inc.                                                   4,594
                                                                       -----------
            MANAGED HEALTH CARE (4.7%)
   107,700  CIGNA Corp.                                                      5,044
   174,200  Coventry Health Care, Inc.*                                      5,621
   241,300  UnitedHealth Group, Inc.                                        11,879
   179,400  WellPoint, Inc.                                                 13,776
                                                                       -----------
                                                                            36,320
                                                                       -----------
            PHARMACEUTICALS (3.5%)
   165,000  Bristol-Myers Squibb Co.                                         4,636
   126,600  Johnson & Johnson                                                8,320
   653,752  Pfizer, Inc.                                                    13,703
                                                                       -----------
                                                                            26,659
                                                                       -----------
            Total Health Care                                               94,121
                                                                       -----------

            INDUSTRIALS (14.3%)
            -------------------
            AEROSPACE & DEFENSE (5.1%)
    50,800  Goodrich Corp.                                                   4,489
   194,000  Honeywell International, Inc.                                   11,879
    44,000  ITT Corp.                                                        2,543
   114,600  L-3 Communications Holdings, Inc.                                9,190
   219,000  Raytheon Co.                                                    10,632
                                                                       -----------
                                                                            38,733
                                                                       -----------

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3  | USAA Value Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            BUILDING PRODUCTS (1.1%)
    95,825  Gibraltar Industries, Inc.*                                $     1,119
   278,300  Masco Corp.                                                      3,735
    82,500  Simpson Manufacturing Co., Inc.                                  2,303
    41,200  Trex Co., Inc.*(a)                                               1,322
                                                                       -----------
                                                                             8,479
                                                                       -----------
            CONSTRUCTION & ENGINEERING (0.5%)
   123,003  Comfort Systems USA, Inc.                                        1,502
    95,900  Insituform Technologies, Inc. "A"*                               2,427
                                                                       -----------
                                                                             3,929
                                                                       -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
    63,300  Oshkosh Corp.*                                                   2,004
   115,500  Terex Corp.*                                                     4,017
                                                                       -----------
                                                                             6,021
                                                                       -----------
            DIVERSIFIED SUPPORT SERVICES (0.4%)
   137,300  Mobile Mini, Inc.*                                               3,420
                                                                       -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (1.4%)
   130,500  Emerson Electric Co.                                             7,929
    40,900  Regal-Beloit Corp.                                               3,100
                                                                       -----------
                                                                            11,029
                                                                       -----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.6%)
    48,200  Insperity, Inc.                                                  1,460
   132,100  Korn/Ferry International*                                        2,736
                                                                       -----------
                                                                             4,196
                                                                       -----------
            INDUSTRIAL CONGLOMERATES (1.0%)
   377,800  General Electric Co.                                             7,726
                                                                       -----------
            INDUSTRIAL MACHINERY (2.7%)
    85,000  Eaton Corp.                                                      4,550
   216,600  Illinois Tool Works, Inc.                                       12,651
    36,100  SPX Corp.                                                        3,121
                                                                       -----------
                                                                            20,322
                                                                       -----------
            OFFICE SERVICES & SUPPLIES (0.3%)
   101,600  Herman Miller, Inc.                                              2,644
                                                                       -----------
            RESEARCH & CONSULTING SERVICES (0.4%)
    39,800  Dun & Bradstreet Corp.                                           3,271
                                                                       -----------
            Total Industrials                                              109,770
                                                                       -----------

            INFORMATION TECHNOLOGY (13.8%)
            ------------------------------
            APPLICATION SOFTWARE (0.5%)
   261,500  Mentor Graphics Corp.*                                           3,857
                                                                       -----------
            COMPUTER HARDWARE (1.1%)
    34,600  Diebold, Inc.                                                    1,170
   181,600  Hewlett-Packard Co.                                              7,331
                                                                       -----------
                                                                             8,501
                                                                       -----------
            DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
    65,500  Computer Sciences Corp.                                          3,339
   227,100  Western Union Co.                                                4,826
                                                                       -----------
                                                                             8,165
                                                                       -----------
            ELECTRONIC COMPONENTS (1.2%)
    62,000  Littelfuse, Inc.                                                 3,857
   266,000  Vishay Intertechnology, Inc.*                                    5,075
    24,778  Vishay Precision Group, Inc.*                                      409
                                                                       -----------
                                                                             9,341
                                                                       -----------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
   121,200  Cognex Corp.                                               $     3,791
    36,700  FARO Technologies, Inc.*                                         1,584
                                                                       -----------
                                                                             5,375
                                                                       -----------
            ELECTRONIC MANUFACTURING SERVICES (1.6%)
    88,800  Mercury Computer Systems, Inc.*                                  1,715
   167,600  Molex, Inc.(a)                                                   4,525
    71,600  Park Electrochemical Corp.                                       2,289
    94,400  Plexus Corp.*(a)                                                 3,445
                                                                       -----------
                                                                            11,974
                                                                       -----------
            IT CONSULTING & OTHER SERVICES (2.1%)
    72,800  International Business Machines Corp.                           12,418
    40,100  Maximus, Inc.                                                    3,208
                                                                       -----------
                                                                            15,626
                                                                       -----------
            OFFICE ELECTRONICS (0.6%)
   478,500  Xerox Corp.                                                      4,828
                                                                       -----------
            SEMICONDUCTOR EQUIPMENT (1.1%)
   346,400  Applied Materials, Inc.                                          5,435
   267,500  Brooks Automation, Inc.*                                         3,271
                                                                       -----------
                                                                             8,706
                                                                       -----------
            SEMICONDUCTORS (2.4%)
   367,000  Intel Corp.                                                      8,511
   103,700  Microchip Technology, Inc.(a)                                    4,256
   163,300  Texas Instruments, Inc.                                          5,802
                                                                       -----------
                                                                            18,569
                                                                       -----------
            SYSTEMS SOFTWARE (1.4%)
   423,700  Microsoft Corp.                                                 11,025
                                                                       -----------
            Total Information Technology                                   105,967
                                                                       -----------

            MATERIALS (2.2%)
            ----------------
            DIVERSIFIED CHEMICALS (0.9%)
   116,500  E.I. du Pont de Nemours & Co.                                    6,616
                                                                       -----------
            PAPER PACKAGING (0.7%)
   225,000  Sealed Air Corp.                                                 5,799
                                                                       -----------
            SPECIALTY CHEMICALS (0.6%)
   324,800  PolyOne Corp.                                                    4,703
                                                                       -----------
            Total Materials                                                 17,118
                                                                       -----------

            TELECOMMUNICATION SERVICES (2.9%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (2.2%)
   263,730  AT&T, Inc.                                                       8,207
   222,800  Verizon Communications, Inc.                                     8,418
                                                                       -----------
                                                                            16,625
                                                                       -----------
            WIRELESS TELECOMMUNICATION SERVICES (0.7%)
   183,400  Vodafone Group plc ADR                                           5,340
                                                                       -----------
            Total Telecommunication Services                                21,965
                                                                       -----------

            UTILITIES (3.2%)
            ----------------
            ELECTRIC UTILITIES (1.0%)
    68,800  Entergy Corp.                                                    4,797
    63,400  Pinnacle West Capital Corp.                                      2,751
                                                                       -----------
                                                                             7,548
                                                                       -----------

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5  | USAA Value Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            GAS UTILITIES (0.3%)
    29,100  ONEOK, Inc.                                                $     2,035
                                                                       -----------
            MULTI-UTILITIES (1.9%)
   198,100  CenterPoint Energy, Inc.                                         3,685
   110,200  Dominion Resources, Inc.                                         5,115
   123,050  MDU Resources Group, Inc.                                        2,940
   127,200  Xcel Energy, Inc.                                                3,095
                                                                       -----------
                                                                            14,835
                                                                       -----------
            Total Utilities                                                 24,418
                                                                       -----------
            Total Common Stocks (cost: $568,710)                           733,442
                                                                       -----------
            MONEY MARKET INSTRUMENTS (4.5%)

            MONEY MARKET FUNDS (4.5%)
34,994,093  State Street Institutional Liquid Reserve
               Fund, 0.16% (b) (cost: $34,994)                              34,994
                                                                       -----------

            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (3.0%)

            MONEY MARKET FUNDS (2.2%)
 8,472,408  Blackrock Liquidity Funds TempFund Portfolio, 0.10%(b)           8,472
 8,086,902  Fidelity Institutional Money Market Portfolio, 0.19%(b)          8,087
                                                                       -----------
            Total Money Market Funds                                        16,559
                                                                       -----------

PRINCIPAL
AMOUNT
(000)
--------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS (0.8%)
$    2,106  Credit Suisse, LLC, 0.04%, acquired on 4/29/2011 and due 5/02/2011 at $2,106 (collateralized
               by $2,145 of Freddie Mac (c), 0.45%, due 5/04/2011;
               market value $2,150)                                          2,106
     4,288  Deutsche Bank Securities, Inc., 0.03%, acquired on
               4/29/2011 and due 5/02/2011 at $4,288
               (collateralized by $4,410 of Freddie Mac (c),
               4.35%, due 7/19/2024; market value $4,377)                    4,288
                                                                       -----------
            Total Repurchase Agreements                                      6,394
                                                                       -----------
            Total Short-term Investments Purchased With
               Cash Collateral From Securities Loaned
               (cost: $22,953)                                              22,953
                                                                       -----------
            TOTAL INVESTMENTS (COST: $626,657)                         $   791,389
                                                                       ===========

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                                                   Portfolio of Investments |  6

================================================================================

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------
                                           (LEVEL 1)       (LEVEL 2)         (LEVEL 3)
                                         QUOTED PRICES       OTHER          SIGNIFICANT
                                           IN ACTIVE      SIGNIFICANT      UNOBSERVABLE
                                            MARKETS        OBSERVABLE         INPUTS
                                         FOR IDENTICAL       INPUTS
ASSETS                                      ASSETS                                                 TOTAL
--------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                          $     733,442    $        --      $         --     $    733,442
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                            34,994             --                --           34,994
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET FUNDS                            16,559             --                --           16,559
  REPURCHASE AGREEMENTS                             --          6,394                --            6,394
--------------------------------------------------------------------------------------------------------
Total                                    $     784,995    $     6,394      $         --     $    791,389
--------------------------------------------------------------------------------------------------------

For the period of August 1, 2010, through April 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

7  | USAA Value Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Value Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be

================================================================================

8  | USAA Value Fund

================================================================================

reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

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9  | USAA Value Fund

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Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, which approximates fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of April 30, 2011, was approximately $21,971,000.

E. As of April 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2011, were $175,124,000 and $10,392,000, respectively, resulting in net unrealized depreciation of $164,732,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $766,633,000 at April 30, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.1% of net assets at April 30, 2011.

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                                         Notes to Portfolio of Investments |  10

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PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT    Real estate investment trust

SPECIFIC NOTES

(a)   The security or a portion thereof was out on loan as of April 30, 2011.
(b) Rate represents the money market fund annualized seven-day yield at April 30, 2011.
(c) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
*     Non-income-producing security.

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11  | USAA Value Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      06/29/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       06/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       06/29/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.